Unaudited Pro Forma Condensed Consolidated Balance Sheet - Parenthetical - $ / shares	Sep. 30, 2017	Dec. 31, 2016
Details
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	987,102	987,102
Preferred Stock, Shares Outstanding	987,102	987,102
Common Stock, Par or Stated Value Per Share	$ 0.00001	$ 0.00001
Common Stock, Shares Authorized	40,000,000	40,000,000
Common Stock, Shares, Issued	11,871,009	11,871,009
Common Stock, Shares, Outstanding	11,871,009	11,871,009